Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (48,594,231)	$ (7,045,501)	¥ (36,410,117)	¥ (100,584,748)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	22,590,666	3,275,339	23,025,480	29,913,815
Loss (gain) from disposal of property and equipment	(1,692)	(245)	24,380	87,991
Share-based compensation	1,459,755	211,645	1,039,972	1,776,783
Deferred income tax benefit	(6,052,019)	(877,460)	(1,562,358)	(10,283,238)
Loss (gain) on deconsolidation of subsidiaries and others, net	(1,308,627)	(189,733)	(33,542,154)	1,767,800
Impairment loss of long-term investments			6,000,000	1,726,391
Provision for loan receivable and other receivables				5,904,305
Impairment loss of intangible assets and other non-current assets				3,120,425
Foreign currency exchange loss (gain)	323	47	213,741	1,050,043
Changes in operating assets and liabilities, net of effect of acquisition and disposal:
Accounts receivable	(4,913,849)	(712,441)	1,245,142	(2,030,603)
Prepaid expenses and other current assets	(5,711,215)	(828,048)	675,236	12,866,352
Other non-current assets	(1,833,631)	(265,852)	(3,788,762)	(6,552,514)
Income tax payable	(7,947)	(1,152)	(85,707)	(571,474)
Accrued expenses and other payables	10,884,454	1,578,097	4,532,885	1,678,155
Deferred revenues	18,874,126	2,736,491	6,798,577	32,257,157
Net cash used in operating activities	(14,613,887)	(2,118,813)	(31,833,685)	(27,873,360)
Cash flows from investing activities:
Cash paid for property and equipment	(1,618,338)	(234,637)	(4,451,589)	(4,910,407)
Cash receipt from property and equipment disposal	6,010	871	22,490	37,441
Cash paid for liabilities assumed in relation to acquisition of Youru (Note 3)	(312,338)	(45,285)
Payment for acquisition of a subsidiary, less cash acquired			(4,642,082)	(15,000,000)
Proceeds from acquisition of a subsidiary, less cash paid				287,801
Proceeds from deconsolidation of subsidiaries and others, less cash disposed	(165,437)	(23,986)	(832,811)	494,737
Cash paid for acquisition of non-redeemable non-controlling interests	(400,000)	(57,995)	(125,000)
Net cash used in investing activities	(2,490,103)	(361,032)	(10,028,992)	(19,090,428)
Cash flows from financing activities:
Cash paid for employee individual income tax for net- settlement of vested shares	(30,731)	(4,456)	(114,729)	(33,807)
Cash received from short-term loans (Note 11)			2,710,000	19,618,000
Repayment of short-term loans (Note 11)			(2,000,000)	(17,808,000)
Cash received upon repayment of loan to a nominee shareholder of ATA Intelligent Learning (Note 1)				5,000,000
Cash paid for issuance loan to a nominee shareholder of ATA Intelligent Learning (Note 1)				(5,000,000)
Cash received upon private placement (Note 18)				8,530,931
Cash paid for repurchase of common shares (Note 18)				(4,003,530)
Cash received for exercise of share options	218,943	31,744	232,245
Net cash provided by financing activities	188,212	27,288	827,516	6,303,594
Effect of foreign exchange rate changes on cash and cash equivalents	556,616	80,701	(348,911)	(814,131)
Net decrease in cash and cash equivalents	(16,359,162)	(2,371,856)	(41,384,072)	(41,474,325)
Cash and cash equivalents at beginning of year	71,339,361	10,343,236	112,723,433	154,197,758
Cash and cash equivalents at end of year	54,980,199	7,971,380	71,339,361	112,723,433
Supplemental disclosures of cash flow information:
Cash paid for income tax	28,316	4,105	154,379	114,003
Cash refunded for income tax			(5,316)	(2,869,042)
Cash paid for interest expenses			25,278	208,220
Non-cash investing and financing activities:
Acquisition of non-controlling interests				¥ 1,145,497
Consideration payable for acquisition of Youru (Note 3)	1,222,191	177,201
Disposal of net liabilities of subsidiaries, excluding cash	¥ 5,378,395	$ 779,794	¥ 13,041,021